UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          9 November 2006
--------------------           ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       30
                                           ---------------------
Form 13F Information Table Value Total:               $8,027,052
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F NAME OF REPORTING MANAGER: W.P. STEWART & CO., Ltd.

                              TITLE OF                    VALUE      SHARES/  SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER             CLASS           CUSIP     (x$1000)    PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
-----------------------       --------       ---------   --------    -------  --- ----  -------  --------   -----    ------  ----
AMAZON.COM INC               COMMON STOCK    023135106     319334     9941895  SH         SOLE              9929545           12350
AMERICAN EXPRESS COMPANY     COMMON STOCK    025816109     562191    10024795  SH         SOLE             10012720           12075
AMGEN CORP                   COMMON STOCK    031162100     566397     7918308  SH         SOLE              7908438            9870
CARNIVAL CORP                COMMON STOCK    143658300     362328     7704180  SH         SOLE              7693655           10525
WALT DISNEY CO HOLDING CO    COMMON STOCK    254687106     636027    20576752  SH         SOLE             20556802           19950
EBAY INC                     COMMON STOCK    278642103     473446    16694138  SH         SOLE             16677438           16700
ELECTRONIC ARTS              COMMON STOCK    285512109        917       16475  SH         SOLE                16475
GENERAL ELECTRIC CO          COMMON STOCK    369604103     510499    14461737  SH         SOLE             14442437           19300
HSBC HOLDINGS PLC            COMMON STOCK    404280406       4943       54009  SH         SOLE                54009
HOME DEPOT INC               COMMON STOCK    437076102      42431     1169863  SH         SOLE              1169863
INFOSYS TECHNOLOGIES LTD     COMMON STOCK    456788108       6186      129600  SH         SOLE               129600
JOHNSON & JOHNSON            COMMON STOCK    478160104      52595      809908  SH         SOLE               809908
KELLOGG CO                   COMMON STOCK    487836108     470463     9500458  SH         SOLE              9487348           13110
MARRIOTT INTERNATIONAL
 INC NEW                     COMMON STOCK    571903202     262583     6795618  SH         SOLE              6783368           12250
MEDTRONIC INC                COMMON STOCK    585055106      22262      479379  SH         SOLE               479379
MICROSOFT CORP               COMMON STOCK    594918104      19616      717752  SH         SOLE               700652           17100
NAVTEQ CORP                  COMMON STOCK    63936L100      14586      558650  SH         SOLE               558650
PAYCHEX INC                  COMMON STOCK    704326107      33613      912155  SH         SOLE               909655            2500
PEPSICO INC                  COMMON STOCK    713448108     478484     7331959  SH         SOLE              7324709            7250
PROCTER & GAMBLE CO          COMMON STOCK    742718109     525959     8485950  SH         SOLE              8478160            7790
QUALCOMM INC                 COMMON STOCK    747525103     455909    12542203  SH         SOLE             12530228           11975
CHARLES SCHWAB CORP NEW      COMMON STOCK    808513105     424008    23687621  SH         SOLE             23659971           27650
STARBUCKS CORP               COMMON STOCK    855244109        204        5980  SH         SOLE                 5980
TARGET CORP                  COMMON STOCK    87612E106     599314    10847313  SH         SOLE             10834813           12500
TIME WARNER INC              COMMON STOCK    887317105     443341    24319328  SH         SOLE             24292603           26725
WALGREEN CO                  COMMON STOCK    931422109      32351      728785  SH         SOLE               728785
WHOLE FOODS MARKET INC       COMMON STOCK    966837106      13509      227310  SH         SOLE               227310
WILLIAMS SONOMA INC          COMMON STOCK    969904101     194810     6014518  SH         SOLE              6004118           10400
WM WRIGLEY JR CO             COMMON STOCK    982526105     185107     4018815  SH         SOLE              4011590            7225
WYETH                        COMMON STOCK    983024100     313639     6169145  SH         SOLE              6159895            9250

                                                          8027052             No. of Other Managers   0